SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSET, NET (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
At cost	$ 1,424	$ 1,358
Less: accumulated depreciation	(383)	(302)
Right-of-use asset, net	1,041	1,056
Leasehold Land [Member]
Property, Plant and Equipment [Line Items]
At cost	$ 1,424	$ 1,358